Concentrations (Movement of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement of allowance for doubtful accounts [Abstract]
Balance at beginning of the year	$ 480,076	$ 2,172,972	$ 4,416,706
Provisions	1,038,047	0	0
Reversed	(49,912)	(310,699)	(2,255,301)
Accounts written off	(1,038,047)	(1,435,204)	0
Translation difference	(11,625)	53,007	11,567
Balance at end of the year	$ 418,539	$ 480,076	$ 2,172,972